Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Summary of composition of trade and other receivables

	December 31,
	2017	2018
	NIS	NIS
Trade receivables, net*
Outstanding debts	765	709
Credit cards and checks receivable	428	396
Unbilled receivables	235	237
Current maturities of long-term receivables	472	420
Related parties	15	11
Total trade receivables	1,915	1,773
Other receivables and current tax assets
Prepaid expenses	66	34
Current tax assets	2	104
Other receivables (mainly from real estate sales)	202	131
Total other receivables	270	269
Long-term trade and other receivables
Trade receivables- open debts* (1)	387	339
Long term receivables (from real estate sales)	106	131
	493	470
	2,678	2,512

*	The amount of trade receivables is stated net of the provision for doubtful debts.

(1)	Discounted interest rates for long-term trade receivables are based the estimated credit risk of trade receivables. The discounted interest rates used by the Bezeq Group in 2018 are 3.4% - 4.6% (in 2017: 3.4% - 3.5%).

Summary of excepted payment dates for long-term trade and other receivables
December 31,
2018
NIS
2020	329
2021	90
2022 and thereafter	51
470

Summary of change in provision for doubtful debts during the year
	December 31,
	2017	2018
	NIS	NIS
Balance at January 1	111	92
Impaired loss recognized	20	23
Bad debts	(39)	(28)
Balance at December 31	92	87

Summary of aging of trade receivables
	December 31, 2017		December 31, 2018
	Gross	Impairment	Gross	Impairment
	NIS	NIS	NIS	NIS

Not past due	2,153	(6)	1,971	(5)
Past due up to one year	165	(37)	151	(34)
Past due one to two years	44	(27)	38	(16)
Past due more than two years	32	(22)	39	(32)
	2,394	(92)	2,199	(87)